Schedule of Issued Capital (Details) (Parenthetical) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2025	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022	Nov. 30, 2024	Nov. 01, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Advisor options exercised, shares	327,142	[1]	327,142	[1]
Advisor options forfeited, shares			16,193						16,193
Number of shares issued		65,000	65,000				1,140,388
Ordinary shares per share								$ 1.68
Issued ordinary shares							$ 1,915,852
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		150,000
Ambassador agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		700,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual capitalised interest rate		8.50%	8.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual capitalised interest rate		15.00%	15.00%

[1]	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.